Segment Assets and Liabilities - Summary of Segment Assets and Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021 [2]
Disclosure of operating segments [line items]
Segment assets	[1]	$ 59,321	$ 26,474
Segment liabilities	[1]	22,194	12,245
Australia [member]
Disclosure of operating segments [line items]
Segment assets	[1]	31,240	18,163
Segment liabilities	[1]	8,104	2,889
International [member]
Disclosure of operating segments [line items]
Segment assets	[1]	18,084	2,877
Segment liabilities	[1]	2,677	435
Marketing [member]
Disclosure of operating segments [line items]
Segment assets	[1]	182	217
Segment liabilities	[1]	561	639
Corporate/Other [member]
Disclosure of operating segments [line items]
Segment assets	[1]	9,815	5,217
Segment liabilities	[1]	$ 10,852	$ 8,282

[1]	Acquisitions through business combination have been recognised on a provisional basis. Adjustments will be made to the provisional amounts if new information is obtained within 12 months from the acquisition date. Refer to Note B.5 for details.
[2]	The 2021 amounts have been restated to reflect the changes in operating segments. Refer to ‘Operating segment information’ in Note A.1 for details. In addition, oil and gas properties includes other plant and equipment which is no longer separately presented in the consolidated statement of financial position. The 2021 amounts have been reclassified to be presented on the same basis.